BUSINESS AND ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2018
BUSINESS AND ACCOUNTING POLICIES [Abstract]
BUSINESS AND ACCOUNTING POLICIES
NOTE 1 - BUSINESS AND ACCOUNTING POLICIES

Intermex Holdings, Inc. (the “INC”) was formed as a Delaware company on March 27, 2006.  The consolidated financial statements include INC, its wholly-owned subsidiary, Intermex Wire Transfer, LLC (“LLC”), Intermex Wire Transfers de Guatemala, S.A. (“Guatemala”) - 99.8% owned by LLC, Intermex Wire Transfer de Mexico, S.A. and Intermex Transfers de Mexico, S.A. (“Mexico”) - 98% owned by LLC, Intermex Wire Transfer Corp. - 100% owned by LLC and Intermex Wire Transfer II, LLC - 100% owned by LLC (collectively, the “Company”).

INC is a wholly-owned indirect subsidiary of InterWire Topco, LLC (“Interwire LLC”), a company formed on December 21, 2015 for the purpose of funding the acquisition of the Company on February 1, 2017 by Stella Point Capital, LLC (“Stella Point”) discussed in further detail in Note 2. In connection with the acquisition of the Company by Stella Point, the Company applied “push-down” accounting and the assets and liabilities were adjusted to fair value on the closing date of the transaction, February 1, 2017.  As a result, the Company’s condensed consolidated financial statement presentation distinguishes between a predecessor period (“Predecessor”), for periods prior to the transaction, and a successor period (“Successor”), for periods subsequent to the transaction.

On July 26, 2018, FinTech Acquisition Corp. II, a Delaware corporation (“FinTech”) consummated the previously announced transactions (“the Merger”) contemplated by the Agreement and Plan of Merger, dated December 19, 2017, by and among FinTech, FinTech II Merger Sub Inc., a wholly-owned subsidiary of FinTech (“Merger Sub 1”), FinTech II Merger Sub 2 LLC, a wholly-owned subsidiary of FinTech (“Merger Sub 2”), Intermex Holdings II, Inc. (the wholly-owned direct subsidiary of Interwire LLC, (“Intermex”) and SPC Intermex Representative LLC (“SPC Intermex”). In connection with the closing of the Merger, FinTech changed its name from to International Money Express, Inc. See Note 11 for further discussion.

The Merger will be accounted for as a reverse merger where FinTech will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Interwire LLC and its designees expecting to control the majority of the relative voting rights of the combined company, the Company comprising the ongoing operations of the combined company and the Company’s senior management comprising the senior management of the combined company. Accordingly, the Merger will be treated as the equivalent of the Company issuing stock for the net assets of FinTech, accompanied by a recapitalization. There will be no goodwill or other intangible assets recorded. Operations prior to the Merger will be those of the Company.

The Company operates as a money transmitter, primarily between the United States of America and Mexico, Guatemala and other countries in Latin America through a network of authorized agents located in various unaffiliated retail establishments throughout the United States of America.

The accompanying condensed consolidated financial statements include the accounts of INC and its subsidiaries.  All significant inter-company balances and transactions have been eliminated from the condensed consolidated financial statements.  The condensed consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Certain reclassifications have been made to prior-year amounts in the consolidated statements of operations and comprehensive income (loss) to conform to current-year reporting classifications.  Principally, certain employee benefits that were classified as other selling, general and administrative expenses are now presented within salaries and benefits. The reclassifications had no impact on operating income (loss) or net income (loss).

The Company’s interim condensed consolidated financial statements and related notes are unaudited. In the opinion of management, all adjustments (including normal recurring adjustments) and disclosures necessary for a fair presentation of these interim statements have been included. The results reported in these interim financial statements are not necessarily indicative of the results that may be reported for the entire year. Certain information and footnote disclosures required by GAAP have been condensed or omitted. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and related notes for the fiscal year ended December 31, 2017 (“Audited Financial Statements”).

Accounting Pronouncements

The FASB issued amended guidance, Restricted Cash, which requires restricted cash to be presented with cash and cash equivalents in the condensed consolidated statements of cash flows. The Company adopted this guidance in the first quarter of 2018 using a retrospective transition method for each period presented.  Cash and restricted cash included $639,662 of restricted cash for all beginning and ending periods presented in the condensed consolidated statements of cash flows, which is included in other prepaid expenses and current assets and other assets in the Company’s condensed consolidated balance sheets at June 30, 2018 and December 31, 2017, respectively.  The restricted cash was deposited with a United States Bank as cash collateral for an irrevocable stand-by letter of credit issued as collateral for the operating lease of the Company’s headquarters. This lease was renegotiated in April 2018, and accordingly, the letter of credit is no longer required, and the Company expects to receive all the funds back in the third quarter of 2018.

The FASB issued guidance, Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The Company adopted this guidance in the first quarter of 2018 and the impact of this adoption did not have a material impact on the Company’s condensed consolidated financial statements.

The FASB issued guidance, Revenue from Contracts with Customers, which amended the existing accounting standards for revenue recognition. The new guidance establishes principles for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. This guidance is required to be adopted by the Company in the first quarter of 2019 and can be applied using either a retrospective or a modified retrospective approach. After its initial, preliminary assessment, management believes this standard will not have a material impact on the Company’s financial statements and expects to adopt this standard using the modified retrospective approach, with the cumulative effect of adoption, if any, included in accumulated deficit as of January 1, 2019. However, management is continuing to assess the impacts of the standard, including the enhanced disclosure and reporting requirements.

The FASB issued amended guidance, Business Combinations - Clarifying the Definition of a Business, which assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This guidance is required to be adopted by the Company in the first quarter of 2019 on a prospective basis, and the Company does not believe it will have a material impact on the consolidated financial statements.

The FASB issued guidance, Leases, to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous U.S. generally accepted accounting principles. The guidance requires that a lessee recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the balance sheet.  This guidance is required to be adopted by the Company in the first quarter of 2020 and must be applied using a modified retrospective approach. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

The FASB issued amended guidance, Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments are presented and classified in the consolidated statements of cash flows. The amendments are aimed at reducing the existing diversity in practice. This guidance is required to be adopted by the Company in the first quarter of 2019 and must be applied using a retrospective approach for each period presented. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

The FASB issued amended guidance, Intangibles – Goodwill and other (Topic 350): Simplifying the Test for Goodwill Impairment. The amended standard simplifies how an entity tests goodwill by eliminating Step 2 of the goodwill impairment test related to measuring an impairment charge. Instead, impairment will be recorded for the amount that the carrying amount of a reporting unit exceeds its fair value. This new guidance is effective for the Company beginning in fiscal 2020.  The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

The FASB issued guidance, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, regarding the measurement of credit losses for certain financial instruments. The new standard replaces the incurred loss model with a current expected credit loss (“CECL”) model. The CECL model is based on historical experience, adjusted for current conditions and reasonable and supportable forecasts. The Company is required to adopt the new standard on January 1, 2021. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.